Revenues	9 Months Ended
Sep. 30, 2018
Revenues [Abstract]
REVENUES

4.   REVENUES

General

Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers.  Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital.   As the units delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice.   Substantially all of our revenues are from contracts with customers (Topic 606 revenues) except for alternative revenue program revenues discussed below.

Reconcilable Tariffs

The PUCT has designated certain tariffs (primarily TCRF, EECRF and previously AMS surcharges) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities.  Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.

As a result of the 2017 rate review order effective November 27, 2017, the AMS surcharges ceased and AMS related expenses and return became recoverable through distribution base rates.

Alternative Revenue Program

The PUCT has implemented an incentive program allowing us to earn performance bonuses by exceeding PUCT energy efficiency program targets. This incentive program is considered an “alternative revenue program” and the related performance bonus revenues are outside of the scope of Topic 606.  Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year.

Disaggregation of Revenues

The following table reflects electric delivery revenues disaggregated by tariff for the three and nine months ended September 30, 2018:

	Three Months Ended September 30,	Nine Months Ended September 30,
Operating revenues	2018	2018
Revenues contributing to earnings:
Distribution base revenues	$604	$1,640
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	137	403
Billed to REPs serving Oncor distribution customers, through TCRF	77	234
Total transmission base revenues	214	637
Other miscellaneous revenues	17	48
Total revenues contributing to earnings	835	2,325

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	237	719
EECRF and other regulatory charges	23	62
Revenues collected for pass-through expenses	260	781

Total operating revenues	$1,095	$3,106

Customers

Our distribution customers consist of approximately 90 REPs and certain electric cooperatives in our certificated service area.  The consumers of the electricity we deliver are free to choose their electricity supplier from REPs who compete for their business.  Our transmission base revenues are collected from load serving entities benefitting from our transmission system.  Our transmission customers consist of municipalities, electric cooperatives and other distribution companies.  REP subsidiaries of our two largest counterparties represented 27% and 22% of our total operating revenues for the three months ended September 30, 2018, and 24% and 19% of our total operating revenues for the nine months ended September 30, 2018.  No other customer represented more than 10% of our total operating revenues.

Variability

Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by nonaffiliated REPs are recoverable as a regulatory asset.

Pass-through expenses

Expenses which are allowed to be passed-through to customers (primarily, third party wholesale transmission service and energy efficiency program costs) are generally recognized as revenue at the time the costs are incurred.  Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item.  The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.